CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS (Unaudited) (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011
REVENUE:
Contract and grant revenue	$ 167	$ 718	$ 3,338	$ 3,597
Sales - devices and disposables	132		72	25
Cost of goods sold	158		117	106
Gross Loss	(26)		(45)	(81)
OPERATING EXPENSES:
Claim settlement	0	0	0	3,622
Research and development	813	714	3,227	2,779
Sales and marketing	164	70	424	287
General and administrative	1,039	930	3,923	3,584
Total operating expenses	2,016	1,714	7,574	10,272
Operating loss	(1,875)	(996)	(4,281)	(6,756)
OTHER INCOME	75			192
INTEREST EXPENSE	(15)	(17)	(72)	(80)
LOSS BEFORE INCOME TAXES	(1,815)	(1,013)	(4,353)	(6,644)
PROVISION FOR INCOME TAXES
NET LOSS ATTRIBUTABLE TO COMMON STOCKHOLERS	$ (1,815)	$ (1,013)	$ (4,353)	$ (6,644)
BASIC AND DILUTED NET LOSS PER SHARE ATTRIBUTABLE TO COMMON STOCKHOLDERS	$ (0.03)	$ (0.02)	$ (0.08)	$ (0.14)
WEIGHTED AVERAGE SHARES OUTSTANDING	63,671	52,471	57,429	48,868